Note 22 - Capital Management	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
22.	Capital management:

a)	Overview:

The Bank’s policy is to maintain a strong capital base so as to retain investor, creditor and market confidence as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position, OSFI sets and monitors capital requirements for the Bank. Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements and current and anticipated financial market conditions.

The goal is to maintain adequate regulatory capital for the Bank to be considered well capitalized, protect consumer deposits and provide capacity to support organic growth as well as to capitalize on strategic opportunities that do not otherwise require accessing the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital), preferred shares (Additional Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has policies setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by OSFI, and therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach. Further to this, and as a result of the onset of COVID-19 and the economic uncertainty precipitated by same,

OSFI introduced guidance over the course of the second quarter of fiscal 2020 that set out transitional arrangements pertaining to the capital treatment of expected credit loss provisioning which allows for a portion of eligible ECL allowance amounts to be included in CET1 capital, on a transitional basis, over the course of the period ranging between 2020 and 2022 inclusive. The portion of the Bank’s ECL allowance that is eligible for inclusion in CET1 capital is calculated as the increase in the sum of Stage 1 and Stage 2 ECL allowance amounts estimated in the current period relative to the sum of Stage 1 and Stage 2 ECL allowance amounts estimated for the baseline period, which has been designated by OSFI to be the three months ended January 31, 2020, adjusted for tax effects and multiplied by a scaling factor. The scaling factor was set by OSFI at 70% for fiscal 2020, 50% for fiscal 2021 and 25% for fiscal 2022. The impact of the capital treatment of expected credit loss provisioning on the Bank’s capital levels and associated capital ratios is presented in the table below.

On April 30, 2021, the Bank redeemed all of its 1,681,320 outstanding Non-Cumulative Series 3 preferred shares (NVCC) using cash on hand. The amount paid on redemption for each share was $10.00, and in aggregate $16.8 million. Transaction costs, incurred at issuance in the amount of $1.1 million were applied against retained earnings.

On April 30, 2021, the Bank completed a private placement of NVCC compliant fixed to floating rate subordinated notes (“the Notes”), in the principal amount of USD $75.0 million, equivalent to CAD $92.1 million as at April 30, 2021. Interest will be paid on the Notes semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2021, at a fixed rate of 5.00% per year, until May 1, 2026. Thereafter, if not redeemed by the Bank, the Notes will have a floating interest rate payable at the 3-month Bankers’ Acceptance Rate plus 361 basis points, payable quarterly in arrears, on February 1, May 1, August 1 and November 1 of each year, commencing August 1, 2026, until the maturity date. Proceeds of the Notes are held in US dollar denominated cash. Upon issuance of the Notes, the Bank received confirmation from the Office of the Superintendent of Financial Institutions (Canada) (“OSFI”), that the Notes qualify as Tier 2 capital of the Bank pursuant to OSFI’s Capital Adequacy Requirements (CAR) Guideline, including the NVCC Requirements specified in section 2.2 of the CAR Guideline.

On September 21, 2021 the Bank completed a Treasury offering of 5,500,000 common shares at a price of USD $10.00 per share, the equivalent of CAD $12.80 for gross proceeds of USD $55.0 million. On September 29, 2021, the underwriters of the aforementioned offering exercised their full over-allotment option to purchase an additional 825,000 shares (15% of the 5,500,000 common shares issued via the base offering referenced above) at a price of USD $10.00 per share, or CAD $12.68 per share for gross proceeds of USD $8.3 million. Total net proceeds of the offering were CAD $73.2 million (note 13), however, the Bank’s regulatory capital increased by CAD $75.1 million corresponding to the Common Share Offering and tax effected issue costs in the amount of CAD $5.4 million.

During the year ended October 31, 2021, there were no material changes in the Bank’s management of capital.

b)	Risk-Based Capital Ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% total capital ratio, all of which include a 2.50% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk adjusted capital and risk-weighted assets including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off balance sheet assets of the Bank are assigned a weighting ranging between 0% to 150% to determine the Bank’s risk weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)

	2021	2021	2020
	"Transitional"	"All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$227,819	$227,819	$152,757
Retained earnings	90,644	90,644	73,194
Accumulated other comprehensive income	(4)	(4)	-
CET1 before regulatory adjustments	318,459	318,459	225,951
Regulatory adjustments applied to CET1	(12,751)	(12,751)	(6,592)
Common Equity Tier 1 capital	$305,708	$305,708	$219,359

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647	$29,337
Total Tier 1 capital	$319,355	$319,355	$248,696

Tier 2 capital
Directly issued capital instruments	$97,910	$97,910	$5,000
Tier 2 capital before regulatory adjustments	97,910	97,910	5,000
Eligible stage 1 and stage 2 allowance	1,453	1,453	1,775
Total Tier 2 capital	$99,363	$99,363	$6,775
Total regulatory capital	$418,718	$418,718	$255,471
Total risk-weighted assets	$2,013,544	$2,013,544	$1,580,939
Capital ratios
CET1 capital ratio	15.18%	15.18%	13.88%
Tier 1 capital ratio	15.86%	15.86%	15.73%
Total capital ratio	20.80%	20.80%	16.16%

c)	Leverage ratio

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

\

(thousands of Canadian dollars)
	2021	2021	2020
	"Transitional"	"All-in"	"All-in"

On-balance sheet assets	$2,415,086	$2,415,086	$1,943,885
Asset amounts adjusted in determining the Basel III
Tier 1 capital	(12,751)	(12,751)	(6,592)
Total on-balance sheet exposures	2,402,335	2,402,335	1,937,293

Off-balance sheet exposure at gross notional amount	$342,710	$342,710	$289,008
Adjustments for conversion to credit equivalent amount	(210,065)	(210,065)	(186,524)
Off-balance sheet exposures	132,645	132,645	102,484

Tier 1 capital	319,355	319,355	248,696
Total exposures	2,534,980	2,534,980	2,039,777

Leverage ratio	12.60%	12.60%	12.19%

As at October 31, 2021 and 2020, the Bank was in compliance with the leverage ratio prescribed by OSFI.